Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of other payables
As of December 31
2025	2024
$ millions	$ millions

Employees (1)	400	353
Current tax liabilities	257	215
Accrued expenses	88	88
Governmental (mainly in respect of royalties)	127	105
Income received in advance	67	21
Derivative instruments	4	13
Others	97	84
	1,040	879

(1)	Including post-employment liabilities in the amount of $22 million and $19 million as of December 31, 2025 and 2024, respectively. See Note 16.